Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
In July 2021, the Company’s board approved and made a discretionary, one-time, lifetime-award, non-employee bonus payment of $10.0 million to the Company’s founder, who is a Class B common stockholder, which was recorded within related party expense in the consolidated statement of operations.
We have certain revenue share agreements with related parties. Accordingly, we recognized revenue from related parties of $1,284, $3,386 and $6,825 for the years ended December 31, 2021, 2020 and 2019, respectively.
We also incurred revenue share expenses paid to related parties of $10,326, $5,891 and $3,063, which were capitalized as contract origination costs for the years ended December 31, 2021, 2020 and 2019, respectively.
Additionally, a related party provided call center support and other services to the Company for which we recorded an expense within cost of revenue of $1,260, $1,005 and $1,647 for the years ended December 31, 2021, 2020 and 2019, respectively.
A related party also provided certain corporate functions to MarketWise and the costs of these services are charged to MarketWise and recorded within related party expense in the accompanying consolidated statement of operations.
We held balances of $1,037 and $3,288 as of December 31, 2021 and December 31, 2020 of related party payables related to revenue share expenses, call center support, and the services noted above. The balances with our related party are presented net and are included in related party payables, net in the consolidated balance sheet.
We earned fees and provided certain accounting and marketing services to companies owned by certain of MarketWise’s Class B unitholders. As a result, we recognized $358, $348 and $338 in other income, net for the years ended December 31, 2021, 2020 and 2019, respectively. Related party receivables related to these services were $358 and $689 as of December 31, 2021 and 2020, respectively.
We lease offices from related parties. Lease payments made to related parties were $1,536, $1,505 and $1,477 for the years ended December 31, 2021, 2020 and 2019, respectively, and rent expense of $2,224, $2,224 and $2,224 were recognized in general and administrative expenses for the years ended December 31, 2021, 2020 and 2019, respectively, related to leases with related parties. At December 31, 2021 and 2020, respectively, ROU assets of $10,323 and $11,957 and lease liabilities of $7,545 and $8,490 are associated with leases with related parties.
We incurred costs related to lead generation marketing from a related party vendor which was partially owned by a shareholder through November 2020. We purchased lead generation marketing totaling $15,326 for the year ended December 31, 2020, which was recorded in sales and marketing expenses.
In August 2019, we provided an additional loan to a Class B unitholder and recognized a related party note receivable from the unitholder of $3,000. We recognized $25 and $24 in interest income for the years ended December 31, 2020 and 2019, respectively. This loan was repaid in June 2020.In April 2020 we provided a loan to a Class A unitholder and recognized a related party note receivable from the unitholder of $1,148. We recognized $10 and $4 in interest income for the years ended December 31, 2021 and 2020, respectively. The related party note receivable balance was $1,158 and $1,148 as of December 31, 2021 and 2020, respectively. The interest rate on the loan is variable and was 1.26% as of December 31, 2021. The loan is due in April 2025, but is required to be repaid within 30 days after we complete an initial public offering, including expiration of any related lockup conditions, which is expected to be met in 2022.